STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 055 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
INVESTMENT INCOME:
Net appreciation in fair value of investments and Investment gain from self-directed brokerage accounts	$ 221,593
Interest and dividends	7,184
Investment gain from self-directed brokerage accounts	78,832
Net investment income	1,000,371
INTEREST INCOME ON NOTES RECEIVABLE FROM PARTICIPANTS	1,783
CONTRIBUTIONS:
Participants	222,124
Employer	53,448
Total contributions	275,572
Total additions	1,277,726
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Benefits paid to participants (Note A and Note G)	(686,681)
Administrative expenses	(1,336)
Total deductions	(688,017)
NET INCREASE	589,709
Beginning of year	6,778,558
End of year	7,368,267
Vanguard Master Trust (Note D)
INVESTMENT INCOME:
Plan interest in the investment income of the AECOM DC Retirement Plans:	532,763
SMA Master Trust (Note E)
INVESTMENT INCOME:
Plan interest in the investment income of the AECOM DC Retirement Plans:	150,726
Stable Value Master Trust (Note F)
INVESTMENT INCOME:
Plan interest in the investment income of the AECOM DC Retirement Plans:	$ 9,273